Certain risks and concentration - Concentration risk (Details) - customer	12 Months Ended			24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Concentration of revenues | Customer concentration risk | Minimum
Concentration risk
Number of individual customers		0	0
Concentration risk (in percent)				10.00%
Concentration of revenues | Customer One | Customer concentration risk
Concentration risk
Number of individual customers	1
Concentration risk (in percent)	11.00%
Accounts receivable
Concentration risk
Maximum term of credit to customers (in days)	180 days
Accounts receivable | Customer concentration risk | Minimum
Concentration risk
Number of individual customers	0	0
Concentration risk (in percent)	10.00%	10.00%
Accounts receivable | Top Ten Customers | Customer concentration risk
Concentration risk
Number of individual customers	10	10
Concentration risk (in percent)	42.00%	59.00%